Accounts Receivable, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Receivables [Abstract]
Accounts receivable	$ 267	$ 276
Less: Allowance for doubtful accounts	(2)	(1)
Accounts receivable - net	$ 265	$ 275